UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:  _____
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S.A.C. Global Investors LLP
Address:       St. Martins Court, 4th Floor
               10 Paternoster Row
               London, EC4M 7HP
               United Kingdom

Form 13F File Number:  28-11288

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Peter Nussbaum
Title:         Authorized Person
Phone:         203-890-2094

Signature, Place, and Date of Signing:

/s/ Peter Nussbaum                 Stamford, Connecticut        August 14, 2009
----------------------------- ------------------------------ -------------------
    [Signature]                       [City, State]                 [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1
                                                 -------------

Form 13F Information Table Entry Total:             20*
                                                 -------------

Form 13F Information Table Value Total:           $51,155
                                                 -------------
                                                 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



    No.             Form 13F File Number          Name

     1              28-13297                      S.A.C. Capital Advisors, L.P.
    ---             ----------                    -----------------------------



* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by (i) the Other Included Managers or (ii) certain affiliates of the Reporting Manager which include the Reporting Manager as an Other Included Manager on their own Forms 13F, are listed herein.

---------------------------- ---------- --------- --------- ------------------------------------------- --------------- ----------
         Column 1             Column 2   Column 3  Column 4        Column 5              Column 6   Column 7         Column 8
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- --------- ----------------------
                                                                                                                 Voting Authority
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- --------- ----------------------
      Name of Issuer         Title of    CUSIP    Value      Shrs or      SH/PRN  Put/   Investment Other    Sole    Shared     None
                              Class               (x$1000)   Prn amt              Call   Discretion Managers
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------

ARCH CAP GROUP LTD           Common     G0450A105      351         6,000  SH             Shared-     1                 6,000
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
ASSURANT INC                 Common     04621X108      595        24,718  SH             Shared-     1                24,718
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
CEMEX SAB DE CV              Option     151290959      934       100,000          Put    Shared-     1               100,000
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
COMPANHIA ENERGETICA DE MINA Common     204409601    1,327        98,750  SH             Shared-     1                98,750
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
EVEREST RE GROUP LTD         Common     G3223R108      716        10,000  SH             Shared-     1                10,000
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
FIDELITY NATIONAL FINANCIAL  Common     31620R105    1,691       125,000  SH             Shared-     1               125,000
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
FREEPORT-MCMORAN COPPER & GO Common     35671D857    6,380       127,327  SH             Shared-     1               127,327
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
NET SERVICOS DE COMUNICACAO  Common     64109T201    2,582       265,069  SH             Shared-     1               265,069
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
POTASH CORP SASK INC         Common     73755L107      642         6,900  SH             Shared-     1                 6,900
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
PRIDE INTL INC DEL           Common     74153Q102      702        28,000  SH             Shared-     1                28,000
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
PRUDENTIAL FINL INC          Common     744320102      931        25,000  SH             Shared-     1                25,000
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
RIO TINTO PLC                Common     767204100    7,030        42,900  SH             Shared-     1                42,900
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
STEEL DYNAMICS INC           Common     858119100    9,282       630,138  SH             Shared-     1               630,138
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
TAM SA                       Common     87484D103      465        44,638  SH             Shared-     1                44,638
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
TELEFONOS DE MEXICO S A B    Common     879403780    2,375       146,500  SH             Shared-     1               146,500
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
TERNIUM SA                   Common     880890108    7,554       437,666  SH             Shared-     1               437,666
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
THOMPSON CREEK METALS CO INC Common     884768102    1,324       129,594  SH             Shared-     1               129,594
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
UNITED STATES STL CORP NEW   Option     912909908    4,289       120,000          Call   Shared-     1               120,000
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
VALIDUS HOLDINGS LTD         Common     G9319H102      659        30,000  SH             Shared-     1                30,000
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
ZENITH NATL INS CORP         Common     989390109    1,326        61,000  SH             Shared-     1                61,000
                                                                                         Defined
---------------------------- ---------- --------- --------- ------------- ------ ------- ---------- -------- ----- --------- -------
